World Omni Auto Receivables Trust 2009-A	Exhibit 99.1
Monthly Servicer Certificate
September 30, 2009

Dates Covered
Collections Period	09/01/09 - 09/30/09
Interest Accrual Period	09/15/09 - 10/14/09
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/09

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/09	753,946,267.38	40,513
Yield Supplement Overcollaterization Amount at 08/31/09	51,390,555.72	0

Receivables Balance at 08/31/09	805,336,823.10	40,513
Principal Payments	20,336,674.83	350
Defaulted Receivables	1,084,231.76	42
Repurchased Accounts	0.00	0
Yield Supplement Overcollaterization Amount at 09/30/09	49,315,736.99	0

Pool Balance at 09/30/09	734,600,179.52	40,121

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	909,227,338.10	42,231
Delinquent Receivables:
Past Due 31-60 days	6,151,279.67	282
Past Due 61-90 days	1,706,254.61	79
Past Due 91 + days	745,768.08	33

Total	8,603,302.36	394

Total 31+ Delinquent as % Ending Pool Balance	1.17%

Recoveries	557,832.77

Aggregate Net Losses—Sep 2009	526,398.99

Overcollateralization Target Amount	25,711,006.28

Actual Overcollateralization	25,711,006.28

Weighted Average APR	4.60%
Weighted Average APR, Yield Adjusted	7.83%
Weighted Average Remaining Term	53.80

Flow of Funds	$ Amount
Collections	23,958,082.31
Advances	4,329.01
Investment Earnings on Cash Accounts	4,712.84
Servicing Fee	(671,114.02)

Available Funds	23,296,010.14

Distributions of Available Funds
(1) Class A Interest	1,860,217.98
(2) Noteholders’ First Priority Principal Distributable Amount	0.00
(3) Class B Interest	0.00
(4) Noteholders’ Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	18,668,974.78
(7) Distribution to Certificateholders	2,766,817.38

Total Distributions of Available Funds	23,296,010.14

Servicing Fee	671,114.02
Unpaid Servicing Fee	—

Note Balances & Note Factors	$ Amount
Original Class A	750,000,000.00
Original Class B	78,389,000.00

Total Class A & B
Note Balance @ 09/15/09	727,558,148.02
Principal Paid	18,668,974.78
Note Balance @ 10/15/09	708,889,173.24

Class A-1
Note Balance @ 09/15/09	62,169,148.02
Principal Paid	18,668,974.78
Note Balance @ 10/15/09	43,500,173.24
Note Factor @ 10/15/09	26.6872228%

Class A-2
Note Balance @ 09/15/09	192,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/09	192,000,000.00
Note Factor @ 10/15/09	100.0000000%

Class A-3
Note Balance @ 09/15/09	248,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/09	248,000,000.00
Note Factor @ 10/15/09	100.0000000%

Class A-4
Note Balance @ 09/15/09	147,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/09	147,000,000.00
Note Factor @ 10/15/09	100.0000000%

Class B
Note Balance @ 09/15/09	78,389,000.00
Principal Paid	0.00
Note Balance @ 10/15/09	78,389,000.00
Note Factor @ 10/15/09	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,860,217.98
Total Principal Paid	18,668,974.78

Total Paid	20,529,192.76

Class A-1
Coupon	1.62173%
Interest Paid	84,017.98
Principal Paid	18,668,974.78

Total Paid to A-1 Holders	18,752,992.76

Class A-2
Coupon	2.88000%
Interest Paid	460,800.00
Principal Paid	0.00

Total Paid to A-2 Holders	460,800.00

Class A-3
Coupon	3.33000%
Interest Paid	688,200.00
Principal Paid	0.00

Total Paid to A-3 Holders	688,200.00

Class A-4
Coupon	5.12000%
Interest Paid	627,200.00
Principal Paid	0.00

Total Paid to A-4 Holders	627,200.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.2455851
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.5364832

Total Distribution Amount	24.7820683

A-1 Interest Distribution Amount	0.5154477
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	114.5335876

Total A-1 Distribution Amount	115.0490353

A-2 Interest Distribution Amount	2.4000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	2.4000000

A-3 Interest Distribution Amount	2.7750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	2.7750000

A-4 Interest Distribution Amount	4.2666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	4.2666667

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	0.0000000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	—
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 08/31/09	80,640.39
Balance as of 09/30/09	84,969.40
Change	4,329.01

Reserve Account
Balance as of 09/15/09	2,118,681.41
Investment Earnings	407.36
Investment Earnings Paid	(407.36)
Deposit/(Withdrawal)	0.00
Balance as of 10/15/09	2,118,681.41
Change	—

Required Reserve Amount	2,118,681.41